OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses	$ 304	$ 176
Advances to suppliers	245	0
Government institutions	708	780
Others	1,243	243
Other accounts receivable and prepaid expenses	$ 2,500	$ 1,199